CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 03, 2020	Jun. 02, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' equity
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000		150,000,000
Preferred stock, shares issued (in shares)	0	0	0	0			0
Preferred stock, shares outstanding (in shares)	0	0	0	0			0
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	600,000,000	600,000,000	600,000,000	600,000,000	600,000,000		600,000,000
Common stock, shares issued (in shares)	393,745,157	391,041,347	384,083,110	360,910,639			270,826,092
Common stock, shares outstanding (in shares)	393,745,157	391,041,347	384,083,110	360,910,639	360,904,478	151,831,441	270,826,092